Investment securities (Tables)	6 Months Ended
Apr. 30, 2023
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	April 30 2023	January 31 2023	October 31 2022
Debt investment securities measured at FVOCI	$83,920	$82,431	$81,271
Debt investment securities measured at amortized cost	28,277	24,195	23,610
Equity investment securities designated at FVOCI	2,639	2,679	3,439
Equity investment securities measured at FVTPL	1,697	1,636	1,626
Debt investment securities measured at FVTPL	62	63	62
Total investment securities	$116,595	$111,004	$110,008

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at April 30, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$9,520	$8	$239	$9,289
Canadian provincial and municipal debt	7,914	29	292	7,651
U.S. treasury and other U.S. agency debt	34,925	54	1,522	33,457
Other foreign government debt	32,142	100	789	31,453
Other debt	2,131	4	65	2,070
Total	$86,632	$195	$2,907	$83,920

As at January 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$10,122	$6	$266	$9,862
Canadian provincial and municipal debt	6,728	16	319	6,425
U.S. treasury and other U.S. agency debt	36,609	75	1,849	34,835
Other foreign government debt	30,141	72	924	29,289
Other debt	2,084	6	70	2,020
Total	$85,684	$175	$3,428	$82,431

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost
(b) Debt investment securities measured at amortized cost

	As at
	April 30, 2023		January 31, 2023		October 31, 2022
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$9,229	$9,455	$8,719	$8,987	$8,684	$9,024
U.S. treasury and other U.S. agency debt	16,357	17,141	12,874	13,600	12,212	13,042
Other foreign government debt	1,595	1,598	1,493	1,497	1,459	1,470
Corporate debt	89	83	120	111	88	74
Total	$27,270	$28,277	$23,206	$24,195	$22,443	$23,610

(1)	Balances are net of allowances which are $1, and includes the impact of fair value hedge adjustments.

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income
(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at April 30, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$2,321	$480	$162	$2,639
Total	$2,321	$480	$162	$2,639

As at January 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$2,313	$508	$142	$2,679
Total	$2,313	$508	$142	$2,679